UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Monetta Fund, Inc.
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               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60189-8133
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               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60189-8133
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
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                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: March 31, 2009
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS




MONETTA FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2009


<CAPTIONS>


COMMON STOCK - 88.0%
NUMBER OF SHARES                                                                   MARKET VALUE

Airlines - 4.0%
   *170,000   AMR Corp.                                                                $542,300
    *55,000   Continental Airlines, Inc. - CL B                                         484,550
    *30,000   Delta Air Lines, Inc.                                                     168,900
                                                                                 --------------
                                                                                      1,195,750
Banks - 3.1%
     55,000   Bank of America Corp.                                                     375,100
     23,000   Suntrust Banks, Inc.                                                      270,020
     20,000   Wells Fargo & Co.                                                         284,800
                                                                                 --------------
                                                                                        929,920
Chemicals - 6.5%
     15,000   Potash Corp. of Saskatchewan, Inc.                                      1,212,150
     18,000   The Mosaic Co.                                                            755,640
                                                                                 --------------
                                                                                      1,967,790
Coal - 1.0%
     12,000   Peabody Energy Corp.                                                      300,480

Commercial Services - 4.3%
      4,000   MasterCard, Inc. - CL A                                                   669,920
     11,000   Visa, Inc. - CL A                                                         611,600
                                                                                 --------------
                                                                                      1,281,520
Computers - 5.4%
     *5,000   Apple, Inc.                                                               525,600
    *40,000   EMC Corp.                                                                 456,000
    *15,000   Research in Motion Ltd.                                                   646,050
                                                                                 --------------
                                                                                      1,627,650
Diversified Financial Services - 12.6%
    335,000   Citigroup, Inc.                                                           847,550
      2,800   CME Group, Inc.                                                           689,892
      7,000   The Goldman Sachs Group, Inc.                                             742,140
     *5,000   IntercontinentalExchange, Inc.                                            372,350
     45,000   Janus Capital Group Inc.                                                  299,250
     17,000   JPMorgan Chase & Co.                                                      451,860
    *50,000   SLM Corp.                                                                 247,500
      5,000   T. Rowe Price Group, Inc.                                                 144,300
                                                                                 --------------
                                                                                      3,794,842
Energy-Alternate Sources - 1.5%
     *3,500   First Solar, Inc.                                                         464,450

Engineering & Construction - 3.3%
    *35,000   Foster Wheeler Ltd.                                                       611,450
    *10,000   Jacobs Engineering Group, Inc.                                            386,600
                                                                                 --------------
                                                                                        998,050
Healthcare-Products - 1.1%
    *10,000   IDEXX Laboratories, Inc.                                                  345,800

Home Builders - 1.2%
     37,000   D.R. Horton, Inc.                                                         358,900

Internet - 3.5%
     *3,000   Google, Inc. - CL A                                                     1,044,180

Iron/Steel - 1.4%
     20,000   United States Steel Corp.                                                 422,600

Lodging - 3.1%
   *140,000   Las Vegas Sands Corp.                                                     421,400
   *125,000   MGM Mirage, Inc.                                                          291,250
    *12,000   Wynn Resorts Ltd.                                                         239,640
                                                                                 --------------
                                                                                        952,290
Machinery-Construction & Mining - 1.2%
     23,000   Bucyrus Int'l, Inc. - CL A                                                349,140

Media - 2.6%
   *800,000   Sirius Satellite Radio, Inc.                                              280,000
     27,000   The Walt Disney Co.                                                       490,320
                                                                                 --------------
                                                                                        770,320
Metal Fabricate/ Hardware - 1.9%
     50,000   Commercial Metals Co.                                                     577,500

Mining - 1.9%
     15,000   Freeport-McMoran Copper & Gold, Inc. - CL B                               571,650

Miscellaneous Manufacturing - 2.2%
     65,000   General Electric Co.                                                      657,150

Oil & Gas - 11.8%
     30,000   Chesapeake Energy Corp.                                                   511,800
    *25,000   Petrohawk Energy Corp.                                                    480,750
     35,000   Petroleo Brasileiro S.A. - SP ADR (b)                                   1,066,450
    *19,000   Southwestern Energy Co.                                                   564,110
     15,000   Suncor Energy, Inc.                                                       333,150
    *10,000   Transocean Ltd.                                                           588,400
                                                                                 --------------
                                                                                      3,544,660
Oil & Gas Services - 2.9%
     17,000   Halliburton Co.                                                           262,990
     15,000   Schlumberger Ltd.                                                         609,300
                                                                                 --------------
                                                                                        872,290
Pharmaceuticals - 2.5%
     *7,500   Express Scripts, Inc.                                                     346,275
    *10,000   Medco Health Solutions, Inc.                                              413,400
                                                                                 --------------
                                                                                        759,675
Retail - 1.8%
     10,000   McDonald's Corp.                                                          545,700

Software - 1.2%
     20,000   Oracle Corp.                                                              361,400

Telecommunications - 4.0%
     13,000   America Movil S.A. de C.V. - ADR Series L (b)                             352,040
    *20,000   Cisco Systems, Inc.                                                       335,400
     13,000   Qualcomm, Inc.                                                            505,830
                                                                                 --------------
                                                                                      1,193,270
Transportation - 2.0%
     10,000   Burlington Northern Santa Fe Corp.                                        601,500

                                                                                 --------------
TOTAL COMMON STOCK                                                                   26,488,477
  (COST $35,597,035)(a)


EXCHANGE TRADED FUNDS - 3.3%
NUMBER OF SHARES

      50,000   Ultra S&P 500 ProShares                                                  986,500

                                                                                 --------------
TOTAL EXCHANGE TRADED FUNDS                                                             986,500
  (COST $1,187,450)(a)


MUTUAL FUNDS - 7.8%
NUMBER OF SHARES

    393,262   Fidelity Money Market Portfolio - Class Select                            393,262
  1,951,340   Monetta Gov't Money Market Fund (c)                                     1,951,340

                                                                                 --------------
TOTAL MUTUAL FUNDS                                                                    2,344,602
  (COST $2,344,602)(a)

                                                                                 --------------
TOTAL INVESTMENTS - 99.1%                                                            29,819,579
  (COST $39,129,087)(a)

OTHER ASSETS LESS LIABILITIES - 0.9%                                                    275,391

                                                                                 --------------

TOTAL ASSETS - 100%                                                                 $30,094,970
                                                                                 ==============








(a) Cost for book and tax purposes is $39,129,087; the aggregate gross unrealized appreciation is $1,188,557 and the aggregate gross unrealized depreciation is $10,498,065, resulting in net unrealized depreciation of $9,309,508.

(b) American Depository Receipt (ADR).

(c) Affiliated fund.


*  Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs, (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, such securities are reflected as Level 2.


The following table summarizes the inputs used, as of March 31, 2009, in valuing the Monetta Fund's assets carried at fair market value:

VALUATION INPUTS            INVESTMENTS IN SECURITIES (Unaudited)

LEVEL 1                     $ 27,474,977
LEVLE 2                     $  2,344,602
LEVEL 3                     $          0
                            ------------

TOTAL                       $ 29,819,579
                            ============

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b)
    under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Funds, Inc.
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By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 21, 2009
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(Registrant) Monetta Funds, Inc.
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By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 21, 2009
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 21, 2009
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By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 21, 2009
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